Income Taxes - Components of Income (Loss) Before the Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ (25,799,330)	$ (18,801,570)
Foreign	(11,841,854)	(673,291)
Loss before income taxes	$ (37,641,184)	$ (19,474,861)